COMMITMENTS AND CONTINGENCIES - Class Action (Details) - COP ($) $ in Millions	Dec. 06, 2018	Dec. 31, 2021	Feb. 08, 2019
Disclosure of commitments and contingencies [abstract]
Class action, defendants, fine	$ 800,156		$ 715,656
Class action, defendants, debarred, term	10 years
Class action, net attributable profit, maximum impact		$ 286,104